Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	29
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$108,039,162.60	0.2303607	$84,616,707.88	0.1804194	$23,422,454.72
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$360,269,162.60	0.2480800	$336,846,707.88	0.2319513	$23,422,454.72

Weighted Avg. Coupon (WAC)	4.83%		4.87%
Weighted Avg. Remaining Maturity (WARM)	30.93		30.30
Pool Receivables Balance	$394,757,344.63		$370,962,278.01
Remaining Number of Receivables	45,388		43,250

Adjusted Pool Balance	$390,181,188.98		$366,758,734.26

III. COLLECTIONS

Principal:
Principal Collections	$23,242,799.89
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$454,651.95
Total Principal Collections	$23,697,451.84

Interest:
Interest Collections	$1,534,549.10
Late Fees & Other Charges	$55,284.10
Interest on Repurchase Principal	$-
Total Interest Collections	$1,589,833.20

Collection Account Interest	$786.46
Reserve Account Interest	$257.26
Servicer Advances	$-

Total Collections	$25,288,328.76

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	29
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$25,288,328.76
Reserve Account Release	$-
Total Available for Distribution	$25,288,328.76

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$328,964.45		$328,964.45	$328,964.45
Collection Account Interest					$786.46
Late Fees & Other Charges					$55,284.10
Total due to Servicer					$385,035.01

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$55,820.23		$55,820.23
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$178,629.73		$178,629.73	$178,629.73

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$24,623,355.44

Reserve Account Release					$-
Reserve Account Draw					$-

7. Principal Distribution Amount:					$23,422,454.72

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$23,422,454.72
Class A-4 Notes				$-
Class A Notes Total:		$23,422,454.72		$23,422,454.72
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$23,422,454.72		$23,422,454.72

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,200,900.72

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,576,155.65
Beginning Period Amount	$4,576,155.65
Current Period Amortization	$372,611.90
Ending Period Required Amount	$4,203,543.75
Ending Period Amount	$4,203,543.75
Next Distribution Date Required Amount	$3,860,429.51

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	29
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		7.67%	8.16%	8.16%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.15%	42,451	97.12%	$360,264,037.04
30 - 60 Days	1.43%	618	2.21%	$8,212,126.36
61 - 90 Days	0.36%	155	0.57%	$2,126,307.19
91 + Days	0.06%	26	0.10%	$359,807.42
		43,250		$370,962,278.01
Total
Delinquent Receivables 61 + days past due	0.42%	181	0.67%	$2,486,114.61
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.36%	162	0.56%	$2,227,548.43
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.33%	159	0.53%	$2,223,660.42
Three-Month Average Delinquency Ratio	0.37%		0.59%

Repossession in Current Period		36		$497,971.24
Repossession Inventory		79		$371,739.09

Charge-Offs
Gross Principal of Charge-Off for Current Period				$552,266.73
Recoveries				$(454,651.95)
Net Charge-offs for Current Period				$97,614.78

Beginning Pool Balance for Current Period				$394,757,344.63

Net Loss Ratio				0.30%
Net Loss Ratio for 1st Preceding Collection Period				1.36%
Net Loss Ratio for 2nd Preceding Collection Period				1.08%
Three-Month Average Net Loss Ratio for Current Period				0.91%

Cumulative Net Losses for All Periods				$11,778,586.12
Cumulative Net Losses as a % of Initial Pool Balance				0.77%

Principal Balance of Extensions				$1,858,574.26
Number of Extensions				135